UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended March 31, 2009 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS—92.71%
Banks—17.12%
598,400	Bangkok Bank Public Co., Ltd.	1,257,395
1,734,000	Bank of Ayudhya Public Co., Ltd.	427,938
1,504,000	Kasikornbank Public Co., Ltd.	1,898,299
769,100	TISCO Financial Group Public Co., Ltd.	229,939
		3,813,571
Commerce—10.84%
288,400	BIG C Supercenter Public Co., Ltd.	337,573
3,000,000	CP ALL Public Co., Ltd.	1,066,143
4,884,800	Home Product Center Public Co., Ltd.	556,611
240,800	Siam Makro Public Co., Ltd.	455,046
		2,415,373
Communication—6.78%
512,400	Advanced Info Service Public Co., Ltd.	1,195,917
241,200	Interlink Communication Public Co., Ltd.	28,164
2,604,600	Synnex Thailand Public Co., Ltd.	80,074
277,300	Total Access Communication Public Co., Ltd.	207,262
		1,511,417
Energy—22.65%
98,000	Banpu Public Co., Ltd.	594,276
784,500	PTT Exploration and Production Public Co., Ltd.	2,151,822
534,900	PTT Public Co., Ltd.	2,300,733
		5,046,831
Finance & Securities—3.74%
3,076,200	Thanachart Capital Public Co., Ltd.	832,932

Food & Beverage—2.60%
1,100,000	Minor International Public Co., Ltd.	200,113
10,367,400	Premier Marketing Public Co., Ltd.*	295,335
70,000	S&P Syndicate Public Co., Ltd.	49,358
138,000	Serm Suk Public Co., Ltd.	33,474
		578,280
Health Care Services—4.46%
4,855,700	Bangkok Chain Hospital Public Co., Ltd.	992,918

Household Goods—0.37%
102,700	Modernform Group Public Co., Ltd.	81,106

Machinery—0.30%
1,210,000	Unimit Engineering Public Co., Ltd.	66,549

Media & Publishing—9.25%
3,270,979	Amarin Printing and Publishing Public Co., Ltd.	1,116,315
1,481,900	BEC World Public Co., Ltd.	777,420
500,000	MCOT Public Co., Ltd.	167,819
		2,061,554

See accompanying notes to financial statements.

1

Mining—0.94%
683,800	Padaeng Industry Public Co., Ltd.	210,223

Packaging—1.00%
1,309,600	A.J. Plast Public Co., Ltd.	90,126
2,412,800	Multibax Public Co., Ltd.@	132,703
		222,829
Personal Products—1.28%
2,957,200	DSG International (Thailand) Public Co., Ltd.	285,253

Petrochemicals—2.61%
710,600	PTT Chemical Public Co., Ltd.	581,229

Property Development—7.09%
2,377,000	Amata Corporation Public Co., Ltd.	207,833
5,000,000	Asian Property Development Public Co., Ltd.	324,356
700,000	Central Pattana Public Co., Ltd.	246,792
1,000,000	Land and House Public Co., Ltd.	84,050
2,000,000	Quality Houses Public Co., Ltd.	45,692
1,000,000	Rojana Industrial Park Public Co., Ltd.	81,794
1,104,000	Sammakorn Public Co., Ltd.	45,150
5,105,600	Thai Industrial & Engineering Service Public Co., Ltd.*	145,443
6,374,357	TRC Construction Public Co., Ltd.	399,129
		1,580,239
Retail Food—0.63%
244,800	Thai Union Frozen Products Public Co., Ltd.	140,853

Transportation—1.05%
486,300	Bangkok Expressway Public Co., Ltd.	219,456
166,800	Eternity Grand Logistics Public Co., Ltd.	14,866
		234,322

Total Common Stocks (Cost—$28,911,270)		20,655,479

Principal
Amount
(000)			Value
SHORT-TERM INVESTMENTS—6.33%
THAI BAHT SAVINGS ACCOUNT—4.80%
37,955	Bangkok Bank Savings Account, 0.5%, due 4/1/09		1,070,505

U.S. DOLLAR TIME DEPOSIT—1.53%
340	JPMorgan Chase Bank, 0.05%, due 4/1/09		340,040

Total Short-Term Investments (Cost—$1,402,972)			1,410,545

Total Investments—99.04% (Cost—$30,314,242)			22,066,024

Other assets less liabilities—0.96%			214,771

NET ASSETS	(Applicable to 3,167,316 shares of capital stock outstanding; equivalent to $7.03 per share)	100.00%	$22,280,795

See accompanying notes to financial statements.

2

*                 Non-income producing securities.

@            Fair valued security. This security has been valued in good faith in a manner as prescribed by the Board of Directors. At March 31, 2009 this security had a market value of $132,703, representing 0.60% of net assets.

See accompanying notes to financial statements.

3

Fair Value Measurements - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. There has been no impact to the Fund as a result of the adoption of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$20,655,479	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$20,655,479	$—

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of March 31, 2009 is presented.

For federal income tax purposes, the cost of securities owned at March 31, 2009 was $28,934,613, excluding short-term interest-bearing investments.  At March 31, 2009, the net unrealized depreciation on investments, excluding short-term securities, of $(8,279,135) was composed of gross appreciation of $1,105,590 for those investments having an excess of value over cost, and gross depreciation of $9,384,725 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By \s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: April 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By \s\ John J. O’Keefe	Date: April 6, 2009
John J. O’Keefe, Vice President and Principal Financial Officer

\s\ Masaaki Goto	Date: April 6, 2009
Masaaki Goto, Chairman